Accounts Payable and Accrued Liabilities (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Payables and Accruals [Abstract]
Accrued operating expenses	¥ 8,962	$ 1,281	¥ 8,747
Content acquisition costs	6,771	968	7,000
Accrued payroll and welfare	3,918	560	3,703
Bandwidth costs	3,701	529	2,548
Traffic acquisition costs	2,934	420	3,301
Tax payable	2,627	376	3,527
Accruals for purchases of fixed assets	2,420	346	2,395
Payables for purchasing inventory	1,482	212	3,553
Payable for investments	18	3	1,100
Others	6,058	866	5,569
Total accounts payable and accrued liabilities	¥ 38,891	$ 5,561	¥ 41,443